Loans and Allowance for Credit Losses, Recorded Investment of Residential and Consumer Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
Total ending loans balance	$ 971,900	$ 885,049
Current Period gross charge-offs	$ 1,692	$ 2,188
Percentage of unsecured loans	4.37%	4.52%
Consumer and Residential [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
Total ending loans balance		$ 445,062
Consumer and Residential [Member] | Performing [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
Total ending loans balance		442,524
Consumer and Residential [Member] | Nonperforming [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
Total ending loans balance		2,538
Residential Real Estate [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2023	$ 50,484
2022	44,640
2021	50,949
2020	44,818
2019	22,036
Prior	93,017
Revolving Loans Amortized Cost Basis	13,560
Total ending loans balance	319,504	297,036
2023	0
2022	0
2021	3
2020	0
2019	0
Prior	118
Revolving Loans Amortized Cost Basis	0
Current Period gross charge-offs	121	135
Residential Real Estate [Member] | Performing [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2023	50,484
2022	44,640
2021	50,949
2020	44,818
2019	21,854
Prior	91,956
Revolving Loans Amortized Cost Basis	13,560
Total ending loans balance	318,261	295,228
Residential Real Estate [Member] | Nonperforming [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2023	0
2022	0
2021	0
2020	0
2019	182
Prior	1,061
Revolving Loans Amortized Cost Basis	0
Total ending loans balance	1,243	1,808
Consumer [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
Total ending loans balance		148,026
Current Period gross charge-offs	1,410	1,399
Consumer [Member] | Automobile [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2023	28,973
2022	20,436
2021	7,028
2020	3,029
2019	1,221
Prior	774
Revolving Loans Amortized Cost Basis	0
Total ending loans balance	61,461	54,837
2023	51
2022	163
2021	116
2020	6
2019	29
Prior	3
Revolving Loans Amortized Cost Basis	0
Current Period gross charge-offs	368
Consumer [Member] | Home Equity [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2023	1,649
2022	79
2021	0
2020	0
2019	0
Prior	0
Revolving Loans Amortized Cost Basis	34,165
Total ending loans balance	35,893	27,791
2023	0
2022	0
2021	0
2020	0
2019	0
Prior	0
Revolving Loans Amortized Cost Basis	87
Current Period gross charge-offs	87
Consumer [Member] | Other [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2023	18,388
2022	24,921
2021	10,867
2020	4,535
2019	1,094
Prior	957
Revolving Loans Amortized Cost Basis	14,088
Total ending loans balance	74,850	65,398
2023	306
2022	119
2021	119
2020	84
2019	28
Prior	53
Revolving Loans Amortized Cost Basis	246
Current Period gross charge-offs	955
Consumer [Member] | Performing [Member] | Automobile [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2023	28,939
2022	20,376
2021	7,013
2020	3,028
2019	1,212
Prior	759
Revolving Loans Amortized Cost Basis	0
Total ending loans balance	61,327	54,728
Consumer [Member] | Performing [Member] | Home Equity [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2023	1,649
2022	79
2021	0
2020	0
2019	0
Prior	0
Revolving Loans Amortized Cost Basis	34,070
Total ending loans balance	35,798	27,640
Consumer [Member] | Performing [Member] | Other [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2023	18,377
2022	24,904
2021	10,800
2020	4,482
2019	1,093
Prior	953
Revolving Loans Amortized Cost Basis	14,087
Total ending loans balance	74,696	64,928
Consumer [Member] | Nonperforming [Member] | Automobile [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2023	34
2022	60
2021	15
2020	1
2019	9
Prior	15
Revolving Loans Amortized Cost Basis	0
Total ending loans balance	134	109
Consumer [Member] | Nonperforming [Member] | Home Equity [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2023	0
2022	0
2021	0
2020	0
2019	0
Prior	0
Revolving Loans Amortized Cost Basis	95
Total ending loans balance	95	151
Consumer [Member] | Nonperforming [Member] | Other [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2023	11
2022	17
2021	67
2020	53
2019	1
Prior	4
Revolving Loans Amortized Cost Basis	1
Total ending loans balance	$ 154	$ 470